Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 12,277	$ 7,796	$ 6,989
Work in progress	1,502	1,148	1,043
Finished goods	4,097	3,151	2,299
Inventory obsolescence reserve	(530)	(456)	(1,208)
Net inventory	$ 17,346	$ 11,639	$ 9,123